INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2023
INCOME TAXES
Effective income tax rate	0.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits	$ 0				$ 0
Unrecognized tax benefits, interest or penalties	$ 0		$ 0	$ 0